As filed with Securities and Exchange Commission on October 7, 2019.
File Nos. 333-178849
811-08810

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 15	[X]
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 15	[X]
(Check Appropriate Box or Boxes)

FS Variable Separate Account
(Exact Name of Registrant)
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
(Name of Depositor)
175 Water Street
New York, New York 10038
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 996-9786
Manda Ghaferi, Esq.
The United States Life Insurance Company in the City of New York
21650 Oxnard Street
Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor and Registrant)
Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective:
☒  immediately upon filing pursuant to paragraph (b) of Rule 485
□  on (date) pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.

FS Variable Separate Account
Cross Reference Sheet
Part A — Prospectus
Incorporated by reference to the Prospectus dated May 1, 2019, as filed under Form N-4, Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940, File Nos. 333-178849 and 811-08810, filed on April 26, 2019, Accession No. 0001193125-19-122071.
Supplements dated October 7, 2019 to the prospectuses are included in Part A of this Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940, File Nos. 333-178849 and 811-08810.

Part B — Statement of Additional Information
Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940, File Nos. 333-178849 and 811-08810, filed on April 26, 2019, Accession No. 0001193125-19-122071.
A supplement dated October 7, 2019 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940, File Nos. 333-178849 and 811-08810.
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 7, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Retirement Protector Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Retirement Protector Variable Annuity

This Rate Sheet Prospectus Supplement (“Rate Sheet Supplement”) does not apply if you do not elect the living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages effective on or after October 7, 2019. This Rate Sheet Supplement must be used in conjunction with the Prospectus dated October 7, 2019. If you need another copy of the Prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185787 or 333-178849 if you purchased your contract in New York.

The percentages listed below apply to applications signed on or after October 7, 2019. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-185787 or 333-178849 if you purchased your contract in New York.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage.

POLARIS INCOME PLUS

Number of Covered Persons and Age of Covered Person(s) at First Withdrawal(1)	Polaris Income Plus Income Option with Dynamic Allocation
One Covered Person (Age 45 - 59)	4.00% / 3.00%(2)
One Covered Person (Age 60 - 64)	5.00% / 3.00%(2)
One Covered Person (Age 65 - 71)	6.50% / 4.00%
One Covered Person (Age 72 and Older)	7.00% / 4.00%
Two Covered Persons (Age 45 - 59)	3.50% / 3.00%(3)
Two Covered Persons (Age 60 - 64)	4.50% / 3.00%(3)
Two Covered Persons (Age 65 - 71)	6.00% / 4.00%
Two Covered Persons (Age 72 and Older)	6.50% / 4.00%

(1)

If there is one Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are two Covered Persons, the age at first withdrawal is based on the age of the younger of two Covered Persons.

(2)	If one Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3)

If two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.

Dated: October 7, 2019

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account

Polaris Retirement Protector Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account

Polaris Retirement Protector Variable Annuity

The date of the Prospectus has been changed to October 7, 2019. All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to October 7, 2019.

Effective on or about October 7, 2019, the following Underlying Funds of the PIMCO Variable Insurance Trust (“PVIT”) are available to contract owners for direct investment if a living benefit is not elected:

Underlying Fund	Managed By	Trust	Asset Class
PIMCO Total Return Portfolio	Pacific Investment Management Company	PVIT	Bond
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company	PVIT	Bond

Effective on or about October 7, 2019, the PIMCO Total Return Portfolio is added to the Investment Requirements for the Polaris Income Plus living benefit as indicated below.

The following replaces the chart appearing under “Are there investment requirements if I elect Polaris Income Plus?” in the OPTIONAL LIVING BENEFIT section of the prospectus:

Investment Requirements for the Polaris Income Plus Income Option with Dynamic Allocation

If you elect Polaris Income Plus Income Option with Dynamic Allocation, you must allocate your assets in accordance with the following:

10% Secured Value Account

Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:

   Goldman Sachs VIT Government Money Market Fund

   PIMCO Total Return

   SA American Funds VCP Managed Allocation*

   SA BlackRock VCP Global Multi Asset*

   SA DFA Ultra Short Bond

   SA Federated Corporate Bond

   SA Fixed Income Index

   SA Fixed Income Intermediate Index

   SA Goldman Sachs Global Bond

   SA Invesco VCP Equity-Income*

   SA JPMorgan MFS Core Bond

   SA PIMCO VCP Tactical Balanced*

   SA Schroders VCP Global Allocation*

   SA T. Rowe Price VCP Balanced*

   SA VCP Dynamic Allocation

   SA VCP Dynamic Strategy

   SA Wellington Government and Quality Bond

   SA Wellington Real Return

* You may invest up to a maximum of 50% in each of these Variable Portfolios.

Dated: October 7, 2019

Please keep this supplement with your prospectus.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advisory Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

The date of the Statement of Additional Information is changed to October 7, 2019.

Dated: October 7, 2019

Please keep this Supplement with your Statement of Additional Information.

Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940, File Nos. 333-178849 and 811-08810, filed on April 26, 2019:
•	The Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.
•	The Audited Statutory Financial Statements of The United States Life Insurance Company in the City of New York as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.
(b)   Exhibits
(1)	Resolutions Establishing Separate Account		1
(2)	Custody Agreements		Not Applicable
(3)	(a)	Distribution Agreement	22
	(b)	Selling Agreement	7
(4)	(a)	USL Variable Annuity Contract (FS-998 (6/11))	12
	(b)	USL Variable Annuity Contract (US-803 (12/15))	17
	(c)	USL Contract Data Page (US-803-P5 (12/15))	18
	(d)	USL Merger Endorsement (USLE-6258 (8/11))	7
	(e)	USL IRA Endorsement (FSE-6171 (12/10))	11
	(f)	USL Nursing Home Rider (FSE-6223 (8/06))	11
	(g)	USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-VX/50 (8/12))	12
	(h)	USL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)	11
	(i)	USL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15)	17
	(j)	USL Maximum Anniversary Value Optional Death Benefit Endorsement (FSE-6235 (12/10))	11
	(k)	USL Premium Plus Endorsement (FSE-6245 (12/08))	11
	(l)	USL DOMA Endorsement (FSE-6249 (12/09))	11
	(m)	USL Optional Guaranteed Living Benefit Endorsement (Income Builder) (USLE-6260 (12/15))	20
	(n)	USL Optional Return of Purchase Payment Death Benefit Endorsement (USLE-8022 (12/15))	20
	(o)	USL Optional Maximum Anniversary Value Death Benefit Endorsement (USLE-8023 (12/15))	20
	(p)	USL Optional Guaranteed Living Benefit Endorsement (Income Plus) (USLE-6261 (12/15))	21
	(q)	USL Return of Purchase Payment Death Benefit Endorsement (USLE-8022-NO (5/17))	23
	(r)	USL Maximum Anniversary Value Death Benefit Endorsement (USLE-8023-NO (5/17))	23
	(s)	USL IRA Endorsement (USLE-6171 (12/15))	19
	(t)	USL Roth IRA Endorsement (USLE-6172 (12/15))	19
	(u)	USL Roth SEP Endorsement (USLE-6173 (12/15))	19
	(v)	USL Pension and Profit Sharing Plan Endorsement (USLE-6067 (12/15))	19
(5)	Application for Contract
	(a)	USL Annuity Application (USL-579 (12/12))	11
	(b)	USL Annuity Application (USL-579 (5/15))	15
(6)	Corporate Documents
	(a)	Copy of the Bylaws of The United States Life Insurance Company in the City of New York, amended and restated December 4, 2010	6
(7)	Reinsurance Contract		Not Applicable
(8)	Material Contracts
	(a)	Anchor Series Trust Fund Participation Agreement	10
	(b)	SunAmerica Series Trust Fund Participation Agreement	10
	(c)	Lord Abbett Series Fund, Inc. Fund Participation Agreement	2

	(d)	American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund Participation Agreement	3
	(e)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	4
	(f)	Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	9
	(g)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement	5
	(h)	Seasons Series Trust Fund Participation Agreement	10
	(i)	Goldman Sachs Variable Insurance Trust Participation Agreement	16
	(j)	Amendment to Goldman Sachs Variable Insurance Trust Participation Agreement	17
	(k)	Letters of Consent to the Assignment of the Fund Participation Agreement	7
(9)	Opinion of Counsel and Consent of Depositor		8
(10)	Consent		Filed Herewith
(11)	Financial Statements Omitted from Item 23		Not Applicable
(12)	Initial Capitalization Agreement		Not Applicable
(13)	Other
	(a)	Power of Attorney — The United States Life Insurance Company in the City of New York Directors	22
	(b)	Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and The United States Life Insurance Company in the City of New York	13
	(c)	Agreement and Plan of Merger including the Charter of The United States Life Insurance Company in the City of New York as the Surviving Corporation	7
	(d)	CMA Termination Agreement	14

1	Incorporated by reference to Initial Registration Statement to File Nos. 333-102137 and 811-08810, filed December 23, 2002, Accession No. 0000898430-02-004616.
2	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.
3	Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 14, File Nos. 333-102137 and 811-08810, filed April 30, 2007, Accession No. 0000950124-07-002498.
4	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 6, File Nos. 333-146433 and 811-08810, filed on April 28, 2008, Accession No. 0000950148-08-000098.
5	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.
6	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No. 0001193125-11-120900.
7	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
8	Incorporated by reference to Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-178849 and 811-08810 filed on January 3, 2012, Accession No. 0000950123-11-104758.
9	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
10	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
11	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002972.
12	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178849 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002973.
13	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-178845 and 811-08810, filed on April 29, 2014, Accession No. 0000950123-14-004354.
14	Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 8, File Nos. 333-178849 and 811-08810, filed on April 29, 2015, Accession No. 0001193125-15-156370.
15	Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 8, File Nos. 333-178841 and 811-08810, filed on December 28, 2015, Accession No. 0001193125-15-414554.
16	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement, File Nos. 333-48457, filed on May 2, 2005, Accession No. 0001193125-05-091912.

17	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
18	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 10, File Nos. 333-178849 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-569351.
19	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.
20	Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 16, File Nos. 333-178841 and 811-08810, filed on April 26, 2017, Accession No. 0001193125-17-138994.
21	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178849 and 811-08810, filed on April 27, 2017, Accession No. 0001193125-17-139893.
22	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
23	Incorporated by reference to Post-Effective Amendment No. 12 and Amendment No. 12, File Nos. 333-178849 and 811-08810, filed on October 5, 2017, Accession No. 0001193125-17-303660.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names Positions and Offices Held with Depositor
K EVIN T. HOGAN (3)	Director, Chairman, Chief Executive Officer, and President
K ATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer
R OBERT M. BEUERLEIN (13)	Director
W ILLIAM J. CARR (14)	Director
T HOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer
M ICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
G LEN D. KELLER (15)	Director
C RAIG A. SABAL (6)	Director, Senior Vice President and Chief Investment Officer
A LIREZA VASEGHI (3)	Director, Managing Director and Chief Operating Officer, Institutional Markets
Todd P. Solash (1)	Chief Executive Officer, Individual Retirement
Jonathan J. Novak (10)	Chief Executive Officer, Institutional Markets
Adam C. Winslow (12)	Chief Executive Officer, Life Insurance
James Bracken (11)	Executive Vice President, Head of Legacy Portfolio
William C. Kolbert (4)	Senior Vice President and Business Information Officer
Christine A. Nixon (1)	Senior Vice President
Gabriel A. Lopez (1)	Senior Vice President, Operations Individual Retirement
Sabyasachi Ray (3)	Senior Vice President and Chief Operating Officer
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Terri N. Fiedler	Senior Vice President and Chief Distribution Officer
Axel P. Andre (5)	Senior Vice President, Market Risk Management
Christopher V. Muchmore (1)	Senior Vice President, Market Risk Management
Sai P. Raman (4)	Senior Vice President, Institutional Markets
Timothy M. Heslin	Senior Vice President, Life, Disability and Health Products
Bryan A. Pinsky (1)	Senior Vice President, Individual Retirement Products
C RAIG A. ANDERSON	Senior Vice President and Life Controller
Justin J.W. Caulfield (3)	Vice President and Treasurer
Mallary L. Reznik (1)	Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne	Vice President and Secretary
Mark A. Peterson	Vice President, Distribution
Christina M. Haley (1)	Vice President, Product Filing
Mary M. Newitt (1)	Vice President, Product Filing
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
T. Clay Spires	Vice President and Tax Officer
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (6)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
Michael E. Treske (1)	Vice President, Distribution
Frank Kophamel	Vice President and Appointed Actuary
Michelle D. Campion (5)	Vice President
Jeffrey S. Flinn	Vice President
Jennifer N. Miller (5)	Vice President
M ANDA GHAFERI (1)	Attorney-in-Fact
William L. Mask	Vice President
Edward P. Voit (9)	Vice President
Stewart R. Polakov (1)	Vice President
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller

Names Positions and Offices Held with Depositor
Jennifer A. Roth (1)	Vice President, 38a-1 Compliance Officer
David J. Kumatz (2)	Assistant Secretary
Virginia N. Puzon (1)	Assistant Secretary
Rosemary Foster	Assistant Secretary
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (6)	Investment Tax Officer
Melissa H. Cozart	Privacy Officer

(1)	21650 Oxnard Street, Woodland Hills, CA 91367
(2)	2000 American General Way, Brentwood, TN 37027
(3)	175 Water Street, New York, NY 10038
(4)	50 Danbury Road, Wilton, CT 06897
(5)	777 S. Figueroa Street, Los Angeles, CA 90017
(6)	80 Pine Street, New York, NY 10005
(7)	147 Warrenton Drive, Houston, TX 77024
(8)	2623 Pinebend Drive, Pearland, TX 77584
(9)	301 Grant Street, Pittsburgh, PA, 15219
(10)	10880 Wilshire Boulevard, Suite 1101, Los Angeles, CA 90024
(11)	340 Seven Springs Way, Brentwood, TN 37027
(12)	58 Fenchurch Street, London, United Kingdom, EC3M 4AB
(13)	3435 Sassafras Court, The Villages, FL 32163
(14)	147 Warrenton Drive, Houston, TX 77024
(15)	762 Stone Meadow Drive, Chesterfield, MO 63005
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The United States Life Insurance Company in the City of New York (“Depositor”). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-18-000023, filed on February 15, 2019. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contract Owners
As of September 30, 2019, the number of Polaris Retirement Protector contracts funded by FS Variable Separate Account was 2,975, of which 1,761 were qualified contracts and 1,214 were non-qualified contracts.
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The United States Life Insurance Company in the City of New York
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2
AG Separate Account A
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B
The Variable Annuity Life Insurance Company
Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
Terri N. Fiedler (2)	Director
James T. Nichols(1)	Director, President and Chief Executive Officer
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operation Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
Michael Treske	Chief Distribution Officer, Mutual Funds and Variable Annuities
Julie A. Cotton Hearne(2)	Vice President and Secretary
John Thomas Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Thomas Clayton Spires(2)	Vice President, Tax Officer
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.
(2)	Principal business address 2919 Allen Parkway, Houston, TX 77019.
(c)   AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 175 Water Street, New York, New York 10038 or at The United States Life Insurance Company in the City of New York’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 31.     Management Services
Not Applicable.
Item 32.     Undertakings
General Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Undertakings of the Registrant
Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 4th day of October, 2019.
FS VARIABLE SEPARATE ACCOUNT
(Registrant)
BY:  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
        (On behalf of the Registrant and itself)
BY:  /s/   CRAIG A. ANDERSON

         CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President	October 4, 2019

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	October 4, 2019

*ROBERT M. BEUERLEIN ROBERT M. BEUERLEIN	Director	October 4, 2019

*WILLIAM J. CARR WILLIAM J. CARR	Director	October 4, 2019

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	October 4, 2019

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	October 4, 2019

*GLEN D. KELLER GLEN D. KELLER	Director	October 4, 2019

*CRAIG A. SABAL CRAIG A. SABAL	Director, Senior Vice President and Chief Investment Officer	October 4, 2019

*ALIREZA VASEGHI ALIREZA VASEGHI	Director, Managing Director and Chief Operating Officer, Institutional Markets	October 4, 2019

TERRI N. FIEDLER	Senior Vice President and Chief Distribution Officer

TODD P. SOLASH	Chief Executive Officer, Individual Retirement

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	October 4, 2019

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	October 4, 2019